November 5, 2026

Document Control

U.S. Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549

Re: American Funds Core Plus Bond Fund

File Nos. 333- 286599 and 811- 24077

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on October 30, 2026 of Registrant’s Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/Jane Y. Chung

Jane Y. Chung

Secretary